Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of capital expenditures contracted
	December 31, 2017	December 31, 2018
Property and equipment	1,250,612	1,454,031
Leasehold improvements	470,600	149,551
Total	1,721,212	1,603,582

Schedule of operating leases for minimum rentals
	December 31, 2017	December 31, 2018
Within one year	233,486	393,734
1 to 2 years	261,846	457,892
2 to 3 years	278,278	444,909
More than 3 years	912,356	1,091,911
Total	1,685,966	2,388,446